Annual Total Returns[BarChart] - ProShares UltraShort SmallCap600 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(29.03%)	(33.08%)	(53.82%)	(17.95%)	(4.96%)	(43.69%)	(25.03%)	12.72%	(35.89%)	(55.15%)